Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of March 31, 2026 and December 31, 2025. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
As of March 31, 2026 and December 31, 2025, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of March 31, 2026	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	5,775,611	—	—	—	—	5,775,611	—	5,775,611	—	5,775,611
Total	5,775,611	—	—	—	—	5,775,611
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	144,848,803	—	144,848,803	—	—	—	—
Customers	—	—	—	139,908,043	—	139,908,043	—	—	—	—
Officials and employees	—	—	—	5,519,156	—	5,519,156	—	—	—	—
Sundry debtors	—	—	—	18,746,850	—	18,746,850	—	—	—	—
Investments in associates	—	—	—	3,316,611	—	3,316,611	—	—	—	—
Notes receivable	—	—	—	852,715	—	852,715	—	—	—	—
Other assets	—	—	—	11,426,612	—	11,426,612	—	—	—	—
Total	—	—	—	324,618,790	—	324,618,790
Financial liabilities measured at fair value
Derivative financial instruments	(80,197,079)	—	—	—	—	(80,197,079)	—	(80,197,079)	—	(80,197,079)
Total	(80,197,079)	—	—	—	—	(80,197,079)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(375,120,611)	(375,120,611)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(94,605,615)	(94,605,615)	—	—	—	—
Leases	—	—	—	—	(41,912,260)	(41,912,260)	—	—	—	—
Long-term contractual liabilities	—	—	—	—	(250,498,559)	(250,498,559)	—	(234,673,673)	—	(234,673,673)
Debt	—	—	—	—	(1,427,929,811)	(1,427,929,811)	—	(1,343,058,024)	—	(1,343,058,024)
Total	—	—	—	—	(2,190,066,856)	(2,190,066,856)

	Carrying amount						Fair value hierarchy
As of December 31, 2025	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	14,534,464	—	—	—	—	14,534,464	—	14,534,464	—	14,534,464
Total	14,534,464	—	—	—	—	14,534,464
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	162,651,289	—	162,651,289	—	—	—	—
Customers	—	—	—	111,994,478	—	111,994,478	—	—	—	—
Officials and employees	—	—	—	5,342,168	—	5,342,168	—	—	—	—
Sundry debtors	—	—	—	18,378,494	—	18,378,494	—	—	—	—
Investments in associates	—	—	—	2,794,404	—	2,794,404	—	—	—	—
Notes receivable	—	—	—	893,152	—	893,152	—	—	—	—
Mexican Government Bonds	—	—	—	21,435,936	—	21,435,936	21,765,389	—	—	21,765,389
Other assets	—	—	—	11,281,010	—	11,281,010	—	—	—	—
Total	—	—	—	334,770,931	—	334,770,931
Financial liabilities measured at fair value
Derivative financial instruments	(78,106,329)	—	—	—	—	(78,106,329)	—	(78,106,329)	—	(78,106,329)
Total	(78,106,329)	—	—	—	—	(78,106,329)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(436,704,206)	(436,704,206)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(67,884,889)	(67,884,889)	—	—	—	—
Leases	—	—	—	—	(41,184,280)	(41,184,280)	—	—	—	—
Long-term contractual liabilities	—	—	—	—	(193,033,065)	(193,033,065)	—	(182,718,845)	—	(182,718,845)
Debt	—	—	—	—	(1,531,298,090)	(1,531,298,090)	—	(1,432,095,661)	—	(1,432,095,661)
Total	—	—	—	—	(2,270,104,530)	(2,270,104,530)

Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amounts As of March 31,2026 (Mexican Pesos)
Debt	TIIE 28D MXN	72,062,631
DFI	TIIE 28D MXN	11,594,491

*Note: Notional amounts with maturity after March 31, 2026.